Statements of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income		$ 2.9	$ 21.5	$ 4.2
Other comprehensive loss:
Change in unrealized gains on securities, net of taxes of $0.1, $1.9, and $1.1, respectively (1)	[1]	(0.2)	(3.5)	(2.2)
Total other comprehensive loss		(0.2)	(3.5)	(2.2)
Total comprehensive income		$ 2.7	$ 18.0	$ 2.0

[1]	Includes other-than-temporary impairment gains recognized in other comprehensive income.